Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

		At
		30 Jun	31 Dec
		2019	2018
	Footnotes	$m	$m
Guarantees and contingent liabilities:
– financial guarantees		21,290	23,518
– performance and other guarantees		74,614	71,484
– other contingent liabilities		1,471	1,408
At the end of the period		97,375	96,410
Commitments:	1
– documentary credits and short-term trade-related transactions		6,671	7,083
– forward asset purchases and forward deposits placed		99,208	67,265
– standby facilities, credit lines and other commitments to lend		711,989	705,918
At the end of the period		817,868	780,266

1	Includes $629,891m of commitments at 30 June 2019 (31 December 2018: $592,008m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.